24. SHARE BASED PAYMENT (Details)	12 Months Ended
Dec. 31, 2018
Plan I [Member] | Period 1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity	1/3
Deadline	1 year
Plan I [Member] | Period 2 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity	2/3
Deadline	2 years
Plan I [Member] | Period 3 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity	3/3
Deadline	3 years
Plan I [Member] | Period 4 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity
Deadline
Plan II [Member] | Period 1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity	1/4
Deadline	1 year
Plan II [Member] | Period 2 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity	2/4
Deadline	2 years
Plan II [Member] | Period 3 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity	3/4
Deadline	3 years
Plan II [Member] | Period 4 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity	4/4
Deadline	4 years